Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Entity Registrant Name	GOLAR LNG LTD
Entity Central Index Key	0001207179
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	93,546,663
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2015
Amendment Description	Golar LNG Limited is filing this Amendment No.1 to the Annual Report on Form 20-F for the fiscal year ended December 31, 2015 originally filed with the Securities and Exchange Commission on May 3, 2016 (“2014 Form 20-F”) for the purpose of: · Restating our investment in Golar LNG Partners L.P. in light of recent clarifications contained in published comment letters from the Staff of the Securities and Exchange Commission (“SEC”); and · Indirect adjustments related to sales to Golar LNG Partners L.P. Other than as expressly set forth above, in our Explanatory Note and in note 35 of the amended consolidated financial statements, this Form 20-F/A does not, and does not purport to, amend, update or restate the information in any other item of the 2015 Form 20-F, or reflect any events that have occurred after the 2015 Form 20-F was originally filed.